Summary Of Significant Accounting Policies - Summary of Impact upon Adoption of IFRS 9 Impairment (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable	¥ 606,406		¥ 651,620	¥ 667,958	¥ 680,456
IAS 39 [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable			491,676
IAS 39 [member] | Loan commitments [Member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable			4,374
IAS 37 [member] | Financial guarantees [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable			¥ 1,498
Remeasurement [Member] | Loans and advances [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		¥ 159,944
Remeasurement [Member] | Loan commitments [Member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		23,125
Remeasurement [Member] | Financial guarantees [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		25,021
IFRS 9 [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		651,620
IFRS 9 [member] | Loan commitments [Member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		27,499
IFRS 9 [member] | Financial guarantees [member]
Disclosure of financial assets [line items]
Impairment allowance for loans and receivable		¥ 26,519